Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	2022	2021
Accounts payable	$1,054,285	$806,059
Accrued liabilities	288,587	322,087
Deferred revenue	—	2,400
	$1,342,872	$1,130,546